Investments in Joint Ventures - Summary of Aggregate Financial Information of Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint ventures [Line Items]
Aggregate carrying amount of the Group's interests in the joint ventures	¥ 594	¥ 627	¥ 577
Joint ventures [member]
Disclosure of joint ventures [Line Items]
Share of the joint ventures' (loss)/profit and total comprehensive income for the year	¥ (13)	¥ 17